OMB Number: 3235-0675

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

VISTA POINT ASSETS LLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of filing) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) [   ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [   ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [   ]

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001802711

VISTA POINT SECURITIZATION TRUST 2024-CES1

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Jim Malloy, (949) 333-3326

Name and telephone number, including area code, of the person to contact in connection with this filing.

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

VISTA POINT ASSETS LLC

Date: April 29, 2024	By:	/s/ Jim Malloy
	Name:	Jim Malloy
	Title:	Chief Operating Officer

EXHIBIT INDEX

Exhibit Number

99.1	Canopy Financial Technology Partners (“Canopy”) Narrative

Schedule 1 – Canopy Rating Agency Grades Detail Report

Schedule 2 – Canopy Rating Agency Grades Summary Report

Schedule 3 - Canopy Valuation Report

Schedule 4 – Canopy ATR QM Report

Schedule 5 – Canopy Data Compare Report

Schedule 6 – Canopy Supplemental Data Extract Report

99.2	Clarifi LLC (“Clarifi”) Executive Summary

Schedule 1 – Clarifi ATR QM Report

Schedule 2 – Clarifi Data Compare Report

Schedule 3 – Clarifi Rating Agency Grades Detail Report

Schedule 4 – Clarifi Rating Agency Grades Summary Report

Schedule 5 – Clarifi Supplemental Data Extract Report

Schedule 6 – Clarifi Valuation Report

99.3	Clayton Services LLC (“Clayton”) Narrative

Schedule 1 – Clayton Conditions Report

Schedule 2 – Clayton Loan Level Tape Compare

Schedule 3 – Clayton Non ATR QM Report

Schedule 4 – Clayton Rating Agency ATR QM

Schedule 5 – Clayton Valuations Summary

Schedule 6 – Clayton Waived Conditions Report

99.4	Covius LLC (“Covius”) Executive Summary

Schedule 1 – Covius ATR QM Report

Schedule 2 – Covius Exceptions Report

Schedule 3 – Covius Rating Agency Grades Report

Schedule 4 – Covius Tape Compare Report

Schedule 5 – Covius Valuation Report

99.5	Incenter Diligence Solutions (“Incenter”) Executive Summary

Schedule 1 – Incenter Exception Report I

Schedule 2 – Incenter Loan Level Exceptions Report

Schedule 3 – Incenter Rating Agency Grades Report I

Schedule 4 – Incenter QM ATR Report I

Schedule 5 – Incenter Final Tape Compare Report I

Schedule 6 – Incenter Valuation Report I

Schedule 7 – Incenter Supplemental Data Report I

Schedule 8 – Incenter Exception Report II

Schedule 9 – Incenter Rating Agency Grades Report II

Schedule 10 – Incenter QM ATR Report II

Schedule 11 – Incenter Final Tape Compare Report II

Schedule 12 – Incenter Valuation Report II

Schedule 13 – Incenter Supplemental Data Report II

99.6	Infinity IPS (“Infinity”) Executive Summary

Schedule 1 – Infinity Rating Agency Grades Report I

Schedule 2 – Infinity Loan Level Exceptions Report

Schedule 3 – Infinity Individual Exception Report

Schedule 4 – Infinity Valuation Report I

Schedule 5 – Infinity Data Compare Report I

Schedule 6 – Infinity Supplemental Data Report I

Schedule 7 – Infinity Supplemental Data Report II

Schedule 8 – Infinity Rating Agency Grade Detail Report II

Schedule 9 – Infinity Rating Agency Grades Summary Report

Schedule 10 – Infinity Valuation Report II

Schedule 11 – Infinity ATR QM Report

Schedule 12 – Infinity Data Compare Report II

99.7	Maxwell Diligence Solutions, LLC (“Maxwell”) Executive Sumamry

Schedule 1 - Maxwell Standard Exceptions Report

Schedule 2 - Maxwell Grading Report

Schedule 3 - Maxwell Valuation Report

Schedule 4 - Maxwell Data Compare Summary Report

Schedule 5 - Maxwell Data Compare Report

Schedule 6 – Maxwell Supplemental Data Report

99.8	MetaSource, LLC (“MetaSource”) Narrative

Schedule 1 – MetaSource Valuation Report

Schedule 2 – MetaSource Standard Findings Report

Schedule 3 – MetaSource Rating Agency Grades Summary Report

Schedule 4 – MetaSource Rating Agency Grades Detail Report

Schedule 5 – MetaSource Data Compare Report

Schedule 6 – MetaSource Data Compare Summary

Schedule 7 – MetaSource ATR QM Report

99.9	Selene Diligence LLC (“Selene”) Narrative

Schedule 1 - Selene Rating Agency Grades Summary Report

Schedule 2 - Selene Standard Findings Report

Schedule 3 - Selene Valuation Report

Schedule 4 - Selene Supplemental Data Extract

Schedule 5 - Selene Data Compare Report

99.10	Stonehill Group (“Stonehill”) Narrative

Schedule 1 – Stonehill ATR QM Report

Schedule 2 – Stonehill Data Compare Report

Schedule 3 – Stonehill Rating Agency Grades Report

Schedule 4 – Stonehill Rating Agency Grades Summary Report

Schedule 5 – Stonehill Valuation Report

Schedule 6 – Stonehill Supplemental Data Report

99.11	CrossCheck Compliance LLC (“CrossCheck”) Executive Summary

Schedule 1 – CrossCheck Rating Agency Grade Summary Report

Schedule 2 – CrossCheck Rating Agency Grade Detail Report

Schedule 3 – CrossCheck Data Compare Report

Schedule 4 – CrossCheck Data Compare Summary Report

Schedule 5 – CrossCheck Valuation Report

Schedule 6 – CrossCheck Supplemental Data Report

99.12	Evolve Mortgage Services (“Evolve”) Executive Summary

Schedule 1 – Evolve Rating Agency Grade Summary Report

Schedule 2 – Evolve Exception Detail Report

Schedule 3 – Evolve Valuation Report

Schedule 4 – Evolve Data Compare Compare Report

Schedule 5 – Evolve QM ATR Report